Average Annual Total Returns - LVIP American Global Growth Fund	Service Class II 1 year	Service Class II 5 years	Service Class II 10 years	MSCI All Country World Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI All Country World Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI All Country World Index (net dividends) (reflects no deductions for fees, expenses or taxes) 10 years
Total	29.99%	15.82%	12.43%	16.25%	12.26%	9.13%